LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
Schedule of operating lease obligations
Operating lease liabilities – current portion	$61,656
Operating lease liabilities – less current portion	-
Total operating lease liabilities	$61,656

Operating lease liabilities, current portion	$91,993
Operating lease liabilities – less current portion	-
Total Operating Lease Liabilities	$91,993

Schedule of future operating lease payments
2026	62,937
Total future minimum lease payments	62,937
Less imputed interest	(1,281)
Total operating lease liabilities	$61,656

2026	$95,063
Total future minimum lease payments	95,063
Less imputed interest	(3,070)
Total Operating Lease Liabilities	$91,993